Notes relating to the consolidated statement of financial position - Current tax liability (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Notes relating to the unaudited condensed consolidated interim statement of financial position
Loss before taxes	€ (20,107)	€ (7,598)
Current tax liabilities	€ 565		€ 597